Other disclosures - Related party transactions - Remuneration of non-executive directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ 18,355	€ 4,654	€ 3,426
Non-executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	320,000	223,930	143,268
Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	77,500	55,000	35,000
David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	50,000	45,930	45,651
Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	55,000	45,000	35,000
Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	42,500	35,000
Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	52,500	€ 43,000	€ 27,617
A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ 42,500